Disclosure of Detailed Information About Options Issued and Outstanding (Details)	12 Months Ended
	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding options	692,938	253,121	692,938	6,971
Weighted average exercise price | (per share)	$ 11.64	$ 12.73	$ 14.86	$ 166.20
Weighted average remaining contractual term	4 years 5 months 15 days	5 years 10 months 2 days
Option one [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Dec. 10, 2021
Outstanding options	1,564		1,564
Weighted average exercise price | (per share)	$ 71.84		$ 93.30
Weighted average remaining contractual term	3 months 10 days
Option two [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 30, 2022
Outstanding options	4,428		4,428
Weighted average exercise price | (per share)	$ 118.15		$ 153.45
Weighted average remaining contractual term	9 months 29 days
Option three [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 01, 2023
Outstanding options	84,165		84,165
Weighted average exercise price | (per share)	$ 7.91		$ 11.25
Weighted average remaining contractual term	1 year 6 months 29 days
Option four [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Oct. 31, 2023
Outstanding options	64,997		64,997
Weighted average exercise price | (per share)	$ 7.91		$ 11.25
Weighted average remaining contractual term	2 years 2 months 1 day
Option five [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jan. 29, 2025
Outstanding options	46		46
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	3 years 5 months 1 day
Option six [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 25, 2025
Outstanding options	340		340
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	3 years 11 months 26 days
Option seven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Sep. 23, 2025
Outstanding options	11		11
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	4 years 25 days
Option eight [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Feb. 10, 2026
Outstanding options	1,443		1,443
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	4 years 5 months 12 days
Option nine [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 19, 2026
Outstanding options	4		4
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	4 years 8 months 19 days
Option ten [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 23, 2026
Outstanding options	9		9
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	4 years 8 months 23 days
Option eleven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 24, 2026
Outstanding options	375,188		375,188
Weighted average exercise price | (per share)	$ 12.21		$ 15.04
Weighted average remaining contractual term	4 years 9 months 25 days
Option twelve [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 01, 2026
Outstanding options	10,000		10,000
Weighted average exercise price | (per share)	$ 12.00		$ 14.87
Weighted average remaining contractual term	4 years 10 months 2 days
Option thirteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 02, 2026
Outstanding options	57,762		57,762
Weighted average exercise price | (per share)	$ 12.21		$ 15.08
Weighted average remaining contractual term	4 years 10 months 2 days
Option fourteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 20, 2026
Outstanding options	32,500		32,500
Weighted average exercise price | (per share)	$ 6.05		$ 7.78
Weighted average remaining contractual term	4 years 11 months 19 days
Option fifteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Mar. 03, 2027
Outstanding options	1,256		1,256
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	5 years 6 months 3 days
Option sixteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 31, 2027
Outstanding options	159		159
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	5 years 11 months 1 day
Option seventeen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 03, 2027
Outstanding options	133		133
Weighted average exercise price | (per share)	$ 76.43		$ 106.50
Weighted average remaining contractual term	6 years 2 months 4 days
Option eighteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 07, 2029
Outstanding options	46,251		46,251
Weighted average exercise price | (per share)	$ 5.38		$ 7.50
Weighted average remaining contractual term	8 years 2 months 8 days
Option nineteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 20, 2030
Outstanding options	666		666
Weighted average exercise price | (per share)	$ 5.06		$ 7.05
Weighted average remaining contractual term	8 years 7 months 20 days
Option twenty [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Dec. 02, 2030
Outstanding options	1,333		1,333
Weighted average exercise price | (per share)	$ 7.38		$ 9.50
Weighted average remaining contractual term	9 years 3 months 3 days
Option twenty one [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 14, 2031
Outstanding options	10,683		10,683
Weighted average exercise price | (per share)	$ 11.69		$ 14.20
Weighted average remaining contractual term	9 years 9 months 14 days